UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		October 8, 2007


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$        1,385,896.690









List of Other Included Managers:			None

                                                      FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3  Column 4  Column 5         Column 6   Column 7 Column8

                                              VALUE    SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP   (x$1000)   PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102    337,4299,654,607sh        Sole              9,654,607
Anglogold Ashanti    Spsrd ADR    035128206    129,8182,794,800sh        Sole              2,794,800
Aracruz Cellulose SA Spsrd ADR    038496204    329,8774,290,250sh        Sole              4,290,250
Banca Itau Holding ADADR          059602201    352,30712,340,00sh        Sole              12,340,000
China Mobile HK      LTD-SP ADR   16941M109      4,673   45,069sh        Sole                45,069
Rio Tinto PLC        Spsrd ADR    767204100      4,344   11,583sh        Sole                11,583
Royal Dutch Shell Co NY Reg       780259206    222,5032,542,601sh        Sole              2,542,601
Sony Corp            ADR          835699307      4,946  100,000sh        Sole               100,000


























